Exploration and evaluation assets	12 Months Ended
Dec. 31, 2021
Exploration and evaluation assets
Exploration and evaluation assets
7.	Exploration and evaluation assets

The Company has mineral properties in the exploration and evaluation stage with respect to its mineral properties and follows the practice of capitalizing all costs relating to the acquisition and exploration of mineral rights. Such costs include, among others, geological, geophysical studies, exploratory drilling and sampling, feasibility studies and technical reports.

A summary of exploration costs is set out below:

	2021	2020
Opening balance as of January 1,	$18,354,148	$19,388,092
Personnel costs (a)	2,769,139	933,045
Geological costs	2,492,312	292,701
Drilling	4,753,901	47,578
Environmental Consulting	194,181	321,710
Environmental Payments	305,050	204,828
Development/Engineering services	707,387	3,501
Other	191,674	62,081
Cumulative translation adjustment	187,626	(2,899,388)
Transfer to property, plant and equipment (note 6)	(22,071,906)	—
Closing balance as of December 31,	$7,883,512	$18,354,148

(a) The personnel costs include $1,652,741 related to RSUs during the year ended December 31, 2021 (year ended December 31, 2020 - $470,032).